Form N-1A Cover	Nov. 30, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	COHEN & STEERS FUTURE OF ENERGY FUND, INC.
Entity Central Index Key	0001580956
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
Prospectus Date	Apr. 01, 2025